Segment Information - Summary of Income Data By Operating Segments (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of operating segments [abstract]
Contract estimated costs and revenue	$ 127.2